Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 17. Fair Value Measurement

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2010 and 2011:

	Fair Value Measurements at December 31, 2010 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$77,500	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	171	-
Open-ended bond fund	8,460	-	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,196
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	45,000	-	-
Other assets:
Embedded conversion option	-	-	1,004
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	172	-
Total	$130,960	343	6,200

	Fair Value Measurements at December 31, 2010 Using
	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Short-term debt	$-	57,000	-
Total	$-	57,000	-

	Fair Value Measurements at December 31, 2011 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$72,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	165	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	44,000	-	-
Other assets:
Embedded conversion option	-	-	174
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,266	-
Total	$116,000	1,431	5,254
Liabilities:
Short-term debt	$-	84,200	-
Total	$-	84,200	-

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2009, 2010 and 2011.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2011.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2010 and 2011:

	Corporate straight bonds	Derivatives- Conversion option	Total
	(in thousands)

Purchases, issuances, and settlements	$4,365	684	5,049
Total unrealized gains included in earnings	52	320	372
Total unrealized gains included in other comprehensive income, net	779	-	779
Balance at December 31, 2010	5,196	1,004	6,200
Total unrealized gains (losses) included in earnings	67	(830)	(763)
Total unrealized losses included in other comprehensive income, net	(183)	-	(183)
Balance at December 31, 2011	$5,080	174	5,254
The amount of total gains in 2010 included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held December 31, 2010	$52	320	372
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$67	(830)	(763)

The Company estimated the fair value for corporate straight bond and conversion option based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a discount rate of 1.5985% and 1.4532% at December 31, 2010 and 2011, respectively, which are based on risk-free rates plus issuer’s risk premium for the expected terms. The risk-free rate of 1.0485% and 0.9139% applied for the expected terms of 4.6 years and 3.6 years at December 31, 2010 and 2011, respectively, were derived from the yield rate of 2 years and 5 years ROC central government bond at the reporting date. The investee’s risk premium of 0.55% and 0.54% at December 31, 2010 and 2011, respectively, that are based on the risk premium of the unsecured bank loan of the peer; (b) an expected volatility of 40.71% and 40.78% at December 31, 2010 and 2011, respectively, was used in the valuation of conversion option, which are based on the average historical volatility of the issuer’s publicly traded shares.